Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Cash and cash equivalents [abstract]
Cash and bank balances	$ 9,497		$ 5,429
Cash equivalents	9,270		5,047
Total cash equivalents	$ 18,767	$ 956	$ 10,476	$ 534	$ 15,989	$ 12,958